Cover	Oct. 19, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2022
Entity File Number	001-41198
Entity Registrant Name	Cartica Acquisition Corp
Entity Central Index Key	0001848437
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1775 I Street NW
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
City Area Code	+1-202
Local Phone Number	367-3003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	CITEU
Security Exchange Name	NASDAQ
Class A Ordinary Share, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	CITE
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	CITEW
Security Exchange Name	NASDAQ